Related party transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Relationship between related parties with their groups
Revenues	$ 460,428,000	$ 323,140,000	$ 363,722,000
Rental income	4,133,000	2,511,000	0
Interest income	3,262,000
Costs of revenues (including transactions with related parties)	242,886,000	155,567,000	200,649,000
Selling and Marketing Expense	86,260,000	44,842,000	43,509,000
Related parties
Relationship between related parties with their groups
Revenues	16,309,000	15,963,000	17,270,000
Costs of revenues (including transactions with related parties)	0	0	39,000
Related parties | Xiaomi Inc | Cloud computing services
Relationship between related parties with their groups
Revenues	5,383,000	5,924,000	7,604,000
Related parties | Beijing Itui | Cloud computing services
Relationship between related parties with their groups
Revenues	93,000	193,000	358,000
Related parties | Itui Online | Advertising
Relationship between related parties with their groups
Revenues	10,010,000	9,037,000	8,941,000
Related parties | Shenzhen Xiaomi
Relationship between related parties with their groups
Selling and Marketing Expense	2,063,000
Related parties | Shenzhen Xiaomi | Advertising
Relationship between related parties with their groups
Revenues	137,000		13,000
Related parties | Shenzhen Xiaomi | Technical service
Relationship between related parties with their groups
Revenues	635,000	709,000	354,000
Related parties | Shenzhen Tengtao
Relationship between related parties with their groups
Rental income	36,000	48,000
Related parties | Shenzhen Changsheng
Relationship between related parties with their groups
Rental income	12,000	52,000
Related parties | Chizz
Relationship between related parties with their groups
Interest income	1,020,000	$ 1,029,000	724,000
Related parties | Beijing Xiaomi Electronics Co., Ltd. ("Beijing Xaiomi") | Membership
Relationship between related parties with their groups
Revenues	3,000
Related parties | Beijing Xiaobu | Distribution costs
Relationship between related parties with their groups
Costs of revenues (including transactions with related parties)			$ 39,000
Related parties | Shenzhen Xiaomi Jingming Technology Co., Ltd. ("Xiaomi Jingming") | Purchase of motor vehicles
Relationship between related parties with their groups
Costs of revenues (including transactions with related parties)	$ 44,000